Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 2,269	$ 6	$ 719
Accounts receivable, net	67	161	15
Prepaid expenses and other current assets	7,733	7,755	1,201
Total current assets	10,069	7,922	1,935
Restricted cash	907	906	855
Property and equipment, net	701	624	703
Operating lease right-of-use assets	446	1,143	0
Intangible assets, net and other assets	2,658	3,102	4,065
Finance lease right-of-use assets		800
Total assets	14,781	13,697	7,558
Current liabilities:
Accounts payable	13,106	12,891	14,042
Accrued expenses	15,301	14,740	13,199
Deferred revenue	8,394	7,820	5,162
Operating lease liabilities, current	317	903	0
SAFE notes at fair value, current	46,844	149	19
Term notes			11,790
Convertible notes at fair value, current	35,106	15,948	11,273
Total current liabilities	131,767	57,398	55,575
Liabilities, Noncurrent [Abstract]
Accrued salaries, wages and benefits	1,666	1,486	476
Convertible notes at fair value, long term		13,148	408
SAFE notes at fair value, long term	10,001	24,565	0
Operating lease liabilities	135	246	0
Other long term liabilities	18,546	9,762	5,909
Total liabilities	160,449	105,119	61,892
Commitments and Contingencies
Redeemable convertible preferred shares	133,667	130,667	118,692
Shareholders' deficit
Class B-6s convertible preferred shares,	8,889	3,414	3,294
Common shares		279	186
Common shares	1	1
Additional paid-in capital	128,707	126,335
Additional paid-in capital		126,057	100,971
Accumulated deficit	(416,932)	(351,839)	(277,477)
Total shareholders' deficit	(279,335)	(222,089)	(173,026)
Total stockholders' equity (deficit)		(222,089)	(173,026)
Total liabilities, redeemable convertible preferred shares and shareholders' deficit	14,781	13,697	7,558
Southern Airways Corporation
Current assets:
Cash	1,067	1,402	5,710
Accounts receivable, net	4,530	3,931	3,174
Prepaid expenses and other current assets	4,825	5,545	2,509
Total current assets	10,422	10,878	11,393
Property and equipment, net	34,940	36,554	14,295
Operating lease right-of-use assets	13,476	15,149
Intangible assets, net and other assets	155	0
Finance lease right-of-use assets	1,301	1,546
Goodwill	805	805
Other assets	3,446	3,283	3,091
Total assets	64,545	68,215	28,779
Current liabilities:
Accounts payable	6,013	4,644	1,754
Deferred revenue	7,570	6,260	4,513
Operating lease liabilities, current	3,572	3,302
Current maturities of long-term debt	1,985	1,980	497
Finance lease liabilities	142	134	129
Other current liabilities	4,555	5,516	2,072
Total current liabilities	29,400	27,510	11,917
Liabilities, Noncurrent [Abstract]
Accrued salaries, wages and benefits	2,773	2,549	1,936
Operating lease liabilities	7,188	8,452
Long-term debt, net of current maturities	19,224	21,275	3,468
Long-term finance lease liabilities	1,750	1,838	1,974
Other long term liabilities	298	697	747
Total noncurrent liabilities	36,039	38,479	10,878
Total liabilities	65,439	65,989	22,795
Commitments and Contingencies
Redeemable convertible preferred shares	3,624	3,624	3,624
Shareholders' deficit
Common shares
Additional paid-in capital	9,965	9,858	8,468
Accumulated deficit	(14,483)	(10,579)	(6,108)
Total shareholders' deficit	(4,518)	(721)	2,360
Noncontrolling interests	0	(677)
Total stockholders' equity (deficit)	(4,518)	(1,398)	2,360
Total liabilities, redeemable convertible preferred shares and shareholders' deficit	64,545	68,215	28,779
Related Party
Current liabilities:
Other current liabilities	12,699	4,947	90
Related Party | Southern Airways Corporation
Current liabilities:
Operating lease liabilities, current		1,772
Other current liabilities	2,790	3,125	1,016
Liabilities, Noncurrent [Abstract]
Operating lease liabilities		2,606
Other long term liabilities	$ 7,579	$ 6,217	$ 4,689